Research Collaboration - Additional Information (Detail 1)	Sep. 30, 2019
Research Collaboration and Option Agreement [Member] | VGO Fund [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-07-01
Research And Development Arrangement Contract To Perform For Others [Line Items]
Performance obligations period	45 days